Income and expenses (Tables)	12 Months Ended
Dec. 31, 2024
Income and Expenses [Abstract]
Schedule of Other Operating Income

	2024	2023	2022
(in $ millions)	$	$	$
Government grant income	*	1	7
Others	17	16	10
	17	17	17
*Amount less than $1 million
Schedule of Other Operating Expense

	2024	2023	2022
(in $ millions)	$	$	$
Impairment of goodwill (Note 6)	—	—	3
Others	4	4	9
	4	4	12

Schedule of Expenses by Nature
Total cost of revenue, sales and marketing expenses, general and administrative expenses and research and development expenses include expenses of the following nature:

	2024	2023	2022
(in $ millions)	$	$	$
Staff costs	1,029	1,113	1,250
Operation costs	1,175	1,048	864
Depreciation and amortization	147	145	150
Marketing expenses	260	227	206
Professional fees	58	67	104